PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Transactions Between the Group and Parent Companies, Associates and Related Parties (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
InterCement Brasil S.A.
Disclosure of transactions between related parties [line items]
Purchase of goods and services	$ 0	$ 0	$ 23,975
Distribution of dividends	(40,108,638)	(41,075,634)	0
Intercement Participações S.A.
Disclosure of transactions between related parties [line items]
Purchase of goods and services	(2,735,576)	(4,312,762)	(4,303,006)
Services provided	$ 148,821	$ 238,249	$ 823,953